Income tax - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax (expense) / income	$ (2,152)	$ (3,244)	$ (2,033)
Deferred tax (expense) / income	606	2,583	(4,946)
Total Income tax (expense) / income	$ (1,546)	$ (661)	$ (6,979)